Other Information (Tables)	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
Cash payments for interest and income taxes (net of refunds)

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest	$52.5	$39.9	$2.7	$27.2
Income taxes (net of refunds)	$7.7	$3.6	$0.3	$14.5